Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Cost of hedging	Currency translation	Retained earnings
Beginning balance at Dec. 31, 2022	£ 14,407	£ 3,105	£ 5,620	£ 1,956	£ 5	£ (1,128)	£ 0	£ 1	£ 4,848
Profit after tax	1,541								1,541
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(11)				(11)
- Cash flow hedges	780					780
- Cost of hedging	0
- Pension remeasurement	(431)								(431)
- Own credit adjustment	(11)								(11)
- Currency translation on foreign operations	0
Total other comprehensive income/(expense) net of tax	327				(11)	780			(442)
Total comprehensive (expense)/income	1,868				(11)	780			1,099
Other	1								1
Dividends on ordinary shares	(1,530)								(1,530)
Dividends on preference shares and other equity instruments	(123)								(123)
Ending balance at Dec. 31, 2023	14,623	3,105	5,620	1,956	(6)	(348)	0	1	4,295
Profit after tax	971								971
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(11)				(11)
- Cash flow hedges	31					31
- Cost of hedging	0
- Pension remeasurement	(289)								(289)
- Own credit adjustment	(12)								(12)
- Currency translation on foreign operations	0
Total other comprehensive income/(expense) net of tax	(281)				(11)	31			(301)
Total comprehensive (expense)/income	690				(11)	31			670
Capital reduction			0
Issue of other equity instruments	400			400
Repurchase of other equity instruments	(500)			(496)					(4)
Dividends on ordinary shares	(1,311)								(1,311)
Dividends on preference shares and other equity instruments	(129)								(129)
Ending balance at Dec. 31, 2024	13,773	3,105	5,620	1,860	(17)	(317)	0	1	3,521
Profit after tax	1,086								1,086
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	11				11
- Cash flow hedges	529					529
- Cost of hedging	(20)						(20)
- Pension remeasurement	(72)								(72)
- Own credit adjustment	(1)								(1)
- Currency translation on foreign operations	(1)							(1)
Total other comprehensive income/(expense) net of tax	446				11	529	(20)	(1)	(73)
Total comprehensive (expense)/income	1,532				11	529	(20)	(1)	1,013
Capital reduction	0		(4,501)						4,501
Issue of other equity instruments	500			500
Repurchase of other equity instruments	(500)			(500)
Other	1								1
Dividends on ordinary shares	(26)								(26)
Dividends on preference shares and other equity instruments	(132)								(132)
Ending balance at Dec. 31, 2025	£ 15,148	£ 3,105	£ 1,119	£ 1,860	£ (6)	£ 212	£ (20)	£ 0	£ 8,878